                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                  811-4997

Exact name of registrant as specified in charter:    Delaware Group Equity
                                                     Funds V

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Dividend Income Fund
February 28, 2005

                                                                                                       NUMBER OF           MARKET
                                                                                                         SHARES            VALUE
                                                                                                                          (U.S. $)
COMMON STOCK- 57.03%
Automobiles & Automotive Parts - 1.11%
General Motors                                                                                            90,500       $  3,228,135
                                                                                                                       ------------
                                                                                                                          3,228,135
                                                                                                                       ------------
Banking, Finance & Insurance - 8.55%
Bank of America                                                                                           67,436          3,145,889
Citigroup                                                                                                 89,000          4,247,079
JP Morgan Chase                                                                                          110,200          4,027,810
MBNA                                                                                                     120,100          3,046,937
Mellon Financial                                                                                         116,800          3,349,824
Morgan Stanley                                                                                            61,700          3,484,199
US Bancorp                                                                                               117,000          3,480,750
                                                                                                                       ------------
                                                                                                                         24,782,488
                                                                                                                       ------------
Cable, Media & Publishing - 1.12%
Viacom Class B                                                                                            92,700          3,235,230
                                                                                                                       ------------
                                                                                                                          3,235,230
                                                                                                                       ------------
Chemicals - 2.46%
Dow Chemical                                                                                              61,000          3,364,150
duPont (E.I.) deNemours                                                                                   70,500          3,757,650
                                                                                                                       ------------
                                                                                                                          7,121,800
                                                                                                                       ------------
Computers & Technology - 1.49%
Intel                                                                                                     83,400          1,999,932
Pitney Bowes                                                                                              50,500          2,315,930
                                                                                                                       ------------
                                                                                                                          4,315,862
                                                                                                                       ------------
Consumer Products - 2.46%
Clorox                                                                                                    58,100          3,488,324
Procter & Gamble                                                                                          68,300          3,626,047
                                                                                                                       ------------
                                                                                                                          7,114,371
                                                                                                                       ------------
Diversified REITs - 0.82%
Vornado Realty Trust                                                                                      34,600          2,377,020
                                                                                                                       ------------
                                                                                                                          2,377,020
                                                                                                                       ------------
Electronics & Electrical Equipment - 2.55%
Emerson Electric                                                                                          50,800          3,369,056
General Electric                                                                                         106,600          3,752,320
+Solectron                                                                                                50,968            252,292
                                                                                                                       ------------
                                                                                                                          7,373,668
                                                                                                                       ------------
Energy - 4.59%
Chesapeake Energy                                                                                         34,619            750,886
ChevronTexaco                                                                                             61,600          3,824,128
Exxon Mobil                                                                                               65,800          4,165,798
Kerr-McGee                                                                                                58,600          4,550,876
                                                                                                                       ------------
                                                                                                                         13,291,688
                                                                                                                       ------------
Food, Beverage & Tobacco - 3.15%
Anheuser-Busch                                                                                            59,600          2,828,020
General Mills                                                                                             48,800          2,555,656
PepsiCo                                                                                                   69,600          3,748,656
                                                                                                                       ------------
                                                                                                                          9,132,332
                                                                                                                       ------------
Healthcare & Pharmaceuticals - 4.49%
GlaxoSmithKline ADR                                                                                       76,000          3,664,720
Pfizer                                                                                                   134,600          3,538,634
+Tenet Healthcare                                                                                        191,500          2,089,265
Wyeth                                                                                                     91,100          3,718,702
                                                                                                                       ------------
                                                                                                                         13,011,321
                                                                                                                       ------------
Healthcare REITs - 0.04%
+#Medical Properties Trust 144A                                                                           11,300            113,000
                                                                                                                       ------------
                                                                                                                            113,000
                                                                                                                       ------------
Industrial REITs - 0.41%
First Potomac Realty Trust                                                                                53,800          1,201,354
                                                                                                                       ------------
                                                                                                                          1,201,354
                                                                                                                       ------------
Investment Companies - 0.44%
Gladstone Capital                                                                                         52,000          1,279,200
                                                                                                                       ------------
                                                                                                                          1,279,200
                                                                                                                       ------------
Leisure, Lodging & Entertainment - 1.38%
+Jameson Inns                                                                                            785,000          1,428,700
Starwood Hotels & Resorts Worldwide                                                                       44,600          2,552,904
                                                                                                                       ------------
                                                                                                                          3,981,604
                                                                                                                       ------------
Lodging/Resort REITs - 0.39%
Hersha Hospitality Trust                                                                                  95,000          1,116,250
                                                                                                                       ------------
                                                                                                                          1,116,250
                                                                                                                       ------------

Mall REITs - 1.03%
CBL & Associates Properties                                                                               11,500            856,865
Simon Property Group                                                                                      34,300          2,125,228
                                                                                                                       ------------
                                                                                                                          2,982,093
                                                                                                                       ------------
Metals & Mining - 1.19%
Alcoa                                                                                                    107,100          3,440,052
                                                                                                                       ------------
                                                                                                                          3,440,052
                                                                                                                       ------------
Mortgage REITs - 4.34%
American Home Mortgage Investment                                                                         54,900          1,710,135
Fieldstone Investment                                                                                    133,000          1,995,000
Friedman Billings Ramsey Group Class A                                                                   106,425          1,974,184
+#KKR Financial 144A                                                                                     141,000          1,480,500
MortgageIT Holdings                                                                                      145,300          2,506,425
+#Peoples Choice 144A                                                                                    151,000          1,510,000
Saxon Capital                                                                                             37,000            664,520
Sunset Financial Resources                                                                                75,900            740,025
                                                                                                                       ------------
                                                                                                                         12,580,789
                                                                                                                       ------------
Multifamily REITs - 1.07%
BRE Properties Class A                                                                                    59,500          2,332,400
+Education Realty Trust                                                                                   45,200            763,880
                                                                                                                       ------------
                                                                                                                          3,096,280
                                                                                                                       ------------
Office / Industrial REITs - 0.94%
Duke Realty                                                                                               45,900          1,454,112
Liberty Property Trust                                                                                    30,400          1,260,384
                                                                                                                       ------------
                                                                                                                          2,714,496
                                                                                                                       ------------
Office REITs - 3.65%
Brandywine Realty Trust                                                                                   95,700          2,831,763
CarrAmerica Realty                                                                                        76,000          2,375,000
Equity Office Properties Trust                                                                            60,600          1,828,302
Prentiss Properties Trust                                                                                 53,100          1,863,279
Reckson Associates Realty                                                                                 54,500          1,664,975
                                                                                                                       ------------
                                                                                                                         10,563,319
                                                                                                                       ------------
Paper & Forest Products - 0.87%
International Paper                                                                                       67,400          2,517,390
                                                                                                                       ------------
                                                                                                                          2,517,390
                                                                                                                       ------------
Shopping Center REITs - 1.59%
Developers Diversified Realty                                                                             60,600          2,534,898
Federal Realty Investment Trust                                                                           41,300          2,072,847
                                                                                                                       ------------
                                                                                                                          4,607,745
                                                                                                                       ------------
Telecommunications - 3.48%
Alltel                                                                                                    64,600          3,695,120
BCE                                                                                                      182,500          4,277,800
+Fairpoint Communications                                                                                121,000          2,105,400
                                                                                                                       ------------
                                                                                                                         10,078,320
                                                                                                                       ------------
Utilities - 3.42%
Dominion Resources                                                                                        43,100          3,104,493
Duke Energy                                                                                              120,900          3,263,091
FPL Group                                                                                                 44,400          3,523,140
                                                                                                                          9,890,724
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $154,904,735)                                                                                  165,146,531
                                                                                                                       ============

                                                                                                       PRINCIPAL
                                                                                                    AMOUNT (U.S. $)
CORPORATE BONDS- 25.93%
Aerospace & Defense - 0.27%
Armor Holdings 8.25% 8/15/13                                                                            $405,000            451,575
#DRS Technologies 144A 6.875% 11/1/13                                                                    110,000            116,050
Moog 6.25% 1/15/15                                                                                       220,000            226,600
                                                                                                                       ------------
                                                                                                                            794,225
                                                                                                                       ------------
Automobiles & Automotive Parts - 0.62%
#Accuride 144A 8.50% 2/1/15                                                                              375,000            388,125
Adesa 7.625% 6/15/12                                                                                     380,000            405,650
*Advanced Accessory Holding 13.25% 12/15/11                                                              125,000             50,625
Advanced Accessory Systems 10.75% 6/15/11                                                                505,000            469,650
Collins & Aikman Products 10.75% 12/31/11                                                                375,000            358,125
#Cooper-Standard 144A 7.00% 12/15/12                                                                     110,000            108,900
+Venture Holdings 12.00% 6/1/09                                                                           35,000                 44
                                                                                                                       ------------
                                                                                                                          1,781,119
                                                                                                                       ------------
Banking, Finance & Insurance - 0.61%
#America Real Estate 144A 7.125% 2/15/13                                                                 395,000            401,913
#E*Trade Financial 144A 8.00% 6/15/11                                                                    520,000            564,200
#Farmers Exchange Capital 144A 7.20% 7/15/48                                                             233,000            245,414
FINOVA Group 7.50% 11/15/09                                                                              519,996            232,698
LaBranche & Company 11.00% 5/15/12                                                                       215,000            232,738
Midland Funding II 11.75% 7/23/05                                                                         73,304             75,574
                                                                                                                       ------------
                                                                                                                          1,752,537
                                                                                                                       ------------

BUILDING & MATERIALS - 0.07%
Interface 10.375% 2/1/10                                                                                  20,000             23,300
#Lone Star Industries 144A 8.85% 6/15/05                                                                 166,000            168,168
                                                                                                                       ------------
                                                                                                                            191,468
                                                                                                                       ------------
Business Services - 0.76%
Allied Waste North America 9.25% 9/1/12                                                                  475,000            527,250
#Buhrmann US 144A 7.875% 3/1/15                                                                          145,000            146,813
Cenveo
    7.875% 12/1/13                                                                                       355,000            331,925
    9.625% 3/15/12                                                                                       325,000            359,125
Geo Subordinate 11.00% 5/15/12                                                                            15,000             15,638
#Hydrochem Industry 144A 9.25% 2/15/13                                                                   290,000            296,163
#IMCO Recycling 144A 9.00% 11/15/14                                                                      505,000            532,774
                                                                                                                       ------------
                                                                                                                          2,209,688
                                                                                                                       ------------
Cable, Media & Publishing - 4.14%
+Adelphia Communications 8.125% 7/15/06                                                                   15,000             12,750
American Media Operation 10.25% 5/1/09                                                                   765,000            799,425
Avalon Cable 11.875% 12/1/08                                                                               6,302              6,578
Charter Communications Holdings 10.75% 10/1/09                                                         1,740,000          1,509,449
#Charter Communications 144A 5.875% 11/16/09                                                             500,000            492,500
#Charter Communications Operating 144A 8.00% 4/30/12                                                     715,000            734,663
CSC Holdings
    7.25% 7/15/08                                                                                        350,000            374,938
    8.125% 8/15/09                                                                                       270,000            301,725
    10.50% 5/15/16                                                                                       695,000            781,875
Dex Media West 9.875% 8/15/13                                                                            350,000            403,375
Insight Midwest 10.50% 11/1/10                                                                           955,000          1,043,338
Lodgenet Entertainment 9.50% 6/15/13                                                                     480,000            535,200
Mediacom Capital
    8.50% 4/15/08                                                                                      1,130,000          1,155,424
    9.50% 1/15/13                                                                                        390,000            408,525
Nextmedia Operating 10.75% 7/1/11                                                                        420,000            469,350
PEI Holdings 11.00% 3/15/10                                                                              265,000            315,019
Rogers Cablesystems
    10.00% 3/15/05                                                                                     1,205,000          1,217,049
    11.00% 12/1/15                                                                                       300,000            332,625
Sheridan Acquisition 10.25% 8/15/11                                                                      311,000            338,213
#Warner Music Group 144A 7.375% 4/15/14                                                                  470,000            500,550
XM Satellite Radio 12.00% 6/15/10                                                                        220,000            261,250
                                                                                                                       ------------
                                                                                                                         11,993,821
                                                                                                                       ------------
Chemicals - 0.76%
#BCP Caylux Holdings 144A 9.625% 6/15/14                                                                 155,000            179,800
Huntsman International 9.875% 3/1/09                                                                     240,000            265,800
#Huntsman International 144A 7.375% 1/1/15                                                                10,000             10,675
Lyondell Chemical 9.875% 5/1/07                                                                          116,000            121,220
Nalco
    7.75% 11/15/11                                                                                       320,000            344,000
    8.875% 11/15/13                                                                                       15,000             16,650
Rhodia 8.875% 6/1/11                                                                                     435,000            453,488
+Solutia 6.72% 10/15/37                                                                                  825,000            649,687
Witco 6.875% 2/1/26                                                                                      160,000            152,800
                                                                                                                       ------------
                                                                                                                          2,194,120
                                                                                                                       ------------
Computers & Technology - 0.42%
#Magnachip Semiconductor 144A 8.00% 12/15/14                                                             635,000            671,512
Stratus Technologies 10.375% 12/1/08                                                                     290,000            290,000
#Telcordia Tech 144A 8.875% 3/1/13                                                                       245,000            254,188
                                                                                                                       ------------
                                                                                                                          1,215,700
                                                                                                                       ------------
Consumer Services - 0.47%
Corrections Corporation of America 9.875% 5/1/09                                                         690,000            763,312
#Knowledge Learn 144A 7.75% 2/1/15                                                                       255,000            257,550
Service Corp International 6.75% 4/1/16                                                                  330,000            338,250
True Temper Sports 8.375% 9/15/11                                                                          5,000              4,838
                                                                                                                       ------------
                                                                                                                          1,363,950
                                                                                                                       ------------
Energy - 2.23%
Bluewater Finance 10.25% 2/15/12                                                                         653,000            724,830
CMS Energy 9.875% 10/15/07                                                                               355,000            398,488
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    533,000            610,285
El Paso Natural Gas 7.625% 8/1/10                                                                        100,000            109,000
El Paso Production Holding 7.75% 6/1/13                                                                  520,000            560,300
#Hilcorp Energy 144A 10.50% 9/1/10                                                                       695,000            794,037
#Inergy LP/Finance 144A 6.875% 12/15/14                                                                  250,000            255,000
Petroleum Geo-Services
    8.00% 11/5/06                                                                                        190,000            194,513
    10.00% 11/5/10                                                                                       470,000            545,200
Plains Exploration & Production 7.125% 6/15/14                                                           335,000            371,850
Pride International 7.375% 7/15/14                                                                       345,000            385,538
Schlumberger 2.125% 6/1/23                                                                               700,000            789,249
o#Secunda International 144A 10.66% 9/1/12                                                               335,000            335,000
#Stone Energy 144A 6.75% 12/15/14                                                                        165,000            166,650
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    190,000            224,675
                                                                                                                       ------------
                                                                                                                          6,464,615
                                                                                                                       ------------

FOOD, BEVERAGE & TOBACCO - 1.44%
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                                         375,000            403,125
   10.625% 9/1/08                                                                                        410,000            438,700
Cott Beverages 8.00% 12/15/11                                                                            685,000            738,944
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               370,000            374,163
#Le-Natures 144A 10.00% 6/15/13                                                                          675,000            749,249
National Beef Packing 10.50% 8/1/11                                                                      330,000            346,500
Pilgrims Pride 9.625% 9/15/11                                                                            490,000            546,350
Seminis Vegetable Seeds 10.25% 10/1/13                                                                   465,000            559,163
                                                                                                                       ------------
                                                                                                                          4,156,194
                                                                                                                       ------------
Healthcare & Pharmaceuticals - 1.10%
Ameripath 10.50% 4/1/13                                                                                  375,000            391,875
Province Healthcare 7.50% 6/1/13                                                                       1,040,000          1,164,800
Universal Hospital Services 10.125% 11/1/11                                                              410,000            426,400
#US Oncology 144A 10.75% 8/15/14                                                                         405,000            467,775
*Vanguard Health 11.25% 10/1/15                                                                        1,010,000            739,825
#Warner Chilcott 144A 8.75% 2/1/15                                                                         5,000              5,225
                                                                                                                       ------------
                                                                                                                          3,195,900
                                                                                                                       ------------
Industrial Machinery - 0.51%
Aearo 8.25% 4/15/12                                                                                      150,000            158,250
Interline Brands 11.50% 5/15/11                                                                          597,000            677,595
*Mueller Holdings 14.75% 4/15/14                                                                         595,000            432,863
#Park-Ohio Industries 144A 8.375% 11/15/14                                                               215,000            215,000
                                                                                                                       ------------
                                                                                                                          1,483,708
                                                                                                                       ------------
Leisure, Lodging & Entertainment - 3.01%
Ameristar Casinos 10.75% 2/15/09                                                                         800,000            893,000
Argosy Gaming 9.00% 9/1/11                                                                               260,000            290,550
Boyd Gaming 9.25% 8/1/09                                                                                 810,000            868,725
Caesars Entertainment 9.375% 2/15/07                                                                     175,000            191,625
Gaylord Entertainment 8.00% 11/15/13                                                                     365,000            397,394
Mandalay Resort 10.25% 8/1/07                                                                          1,135,000          1,282,549
MGM MIRAGE 9.75% 6/1/07                                                                                  480,000            534,000
Penn National Gaming
    8.875% 3/15/10                                                                                     1,020,000          1,113,075
    11.125% 3/1/08                                                                                     1,005,000          1,065,903
Royal Caribbean Cruises 7.25% 3/15/18                                                                    500,000            562,500
#Six Flags 144A 9.625% 6/1/14                                                                              5,000              4,713
*Town Sports International 11.00% 2/1/14                                                                  10,000              5,750
Wheeling Island Gaming 10.125% 12/15/09                                                                  560,000            610,400
#Wynn Las Vegas 144A 6.625% 12/1/14                                                                      880,000            882,200
                                                                                                                       ------------
                                                                                                                          8,702,384
                                                                                                                       ------------
Metals & Mining - 0.43%
#Apex Silver Mines 144A 2.875% 3/15/24                                                                 1,000,000            878,750
#Novelis 144A 7.25% 2/15/15                                                                              345,000            358,800
                                                                                                                       ------------
                                                                                                                          1,237,550
                                                                                                                       ------------
Packaging & Containers - 0.78%
AEP Industries 9.875% 11/15/07                                                                           790,000            806,787
Anchor Glass 11.00% 2/15/13                                                                              340,000            352,750
#Graham Packaging 144A 9.875% 10/15/14                                                                   625,000            676,563
#Owens-Brockway 144A 6.75% 12/1/14                                                                       135,000            139,050
Radnor Holdings
     o9.41% 4/15/09                                                                                      135,000            138,713
     11.00% 3/15/10                                                                                      170,000            150,450
                                                                                                                       ------------
                                                                                                                          2,264,313
                                                                                                                       ------------
PAPER & FOREST PRODUCTS - 2.02%
Abitibi-Consolidated 6.95% 12/15/06                                                                      670,000            693,450
#Boise Cascade 144A 7.125% 10/15/14                                                                      585,000            621,563
Bowater 9.50% 10/15/12                                                                                   350,000            409,222
Fort James 7.75% 11/15/23                                                                                945,000          1,129,275
MDP Acquisitions 9.625% 10/1/12                                                                          665,000            739,812
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 441,000            445,410
Potlatch 12.50% 12/1/09                                                                                  635,000            769,898
Smurfit Capital Funding 7.50% 11/20/25                                                                   360,000            365,400
Tembec Industries 8.50% 2/1/11                                                                           670,000            673,350
                                                                                                                       ------------
                                                                                                                          5,847,380
                                                                                                                       ------------
Real Estate - 0.32%
BF Saul REIT 7.50% 3/1/14                                                                                420,000            437,325
Tanger Properties 9.125% 2/15/08                                                                         428,000            481,500
                                                                                                                       ------------
                                                                                                                            918,825
                                                                                                                       ------------
Retail - 0.96%
#Carrols 144A 9.00% 1/15/13                                                                              345,000            365,700
#Denny's 144A 10.00% 10/1/12                                                                             275,000            300,438
#Landry's Restaurant 144A 7.50% 12/15/14                                                                 635,000            638,174
O'Charleys 9.00% 11/1/13                                                                                 335,000            367,663
Perkins Family Restaurants 10.125% 12/15/07                                                              270,000            276,750
#Rite Aid 144A 7.50% 1/15/15                                                                             440,000            437,800
#Uno Restaurant 144A 10.00% 2/15/11                                                                      395,000            404,875
                                                                                                                       ------------
                                                                                                                          2,791,400
                                                                                                                       ------------

Telecommunications - 2.72%
o#Airgate PCS 144A 6.41% 10/15/11                                                                          5,000              5,213
Alaska Communications Systems Holdings 9.875% 8/15/11                                                    395,000            429,563
+Allegiance Telecom 11.75% 2/15/08                                                                        10,000              3,050
Centennial Cellular Operating 10.125% 6/15/13                                                            370,000            431,050
Cincinnati Bell 8.375% 1/15/14                                                                           895,000            929,680
*Inmarsat Finance 10.375% 11/15/12                                                                       510,000            388,238
#Intelsat Bermuda 144A 8.625% 1/15/15                                                                    555,000            595,238
iPCS 11.50% 5/1/12                                                                                        10,000             11,650
*#Iwo Escrow 144A 10.75% 1/15/15                                                                         225,000            148,500
MCI
    6.908% 5/1/07                                                                                        205,000            210,125
    7.688% 5/1/09                                                                                        705,000            744,656
MetroPCS 10.75% 10/1/11                                                                                    5,000              5,400
#New Skies Satellite 144A 9.125% 11/1/12                                                                 510,000            532,950
Nextel Communications 5.95% 3/15/14                                                                      750,000            782,812
#Qwest 144A 7.875% 9/1/11                                                                                620,000            680,450
#Qwest Services 144A 14.00% 12/15/10                                                                   1,020,000          1,216,349
Rural Cellular 9.875% 2/1/10                                                                             100,000            106,000
#UbiquiTel Operating 144A 9.875% 3/1/11                                                                  155,000            175,925
oUS LEC 10.67% 10/1/09                                                                                   275,000            277,063
US Unwired 10.00% 6/15/12                                                                                 15,000             17,100
#Valor Telecom 144A 7.75% 2/15/15                                                                        175,000            182,438
                                                                                                                       ------------
                                                                                                                          7,873,450
                                                                                                                       ------------
Textiles, Apparel & Furniture - 0.18%
Warnaco 8.875% 6/15/13                                                                                   480,000            531,600
                                                                                                                       ------------
                                                                                                                            531,600
                                                                                                                       ------------
Transportation & Shipping - 0.94%
*#H-Lines Finance Holding 144A 11.00% 4/1/13                                                             610,000            459,788
#Horizon Lines 144A 9.00% 11/1/12                                                                        195,000            211,819
Kansas City Southern Railway 9.50% 10/1/08                                                               440,000            491,699
OMI 7.625% 12/1/13                                                                                       515,000            534,312
Seabulk International 9.50% 8/15/13                                                                      169,000            187,168
Stena 9.625% 12/1/12                                                                                     420,000            478,800
#Ultrapetrol 144A 9.00% 11/24/14                                                                         380,000            369,075
                                                                                                                       ------------
                                                                                                                          2,732,661
                                                                                                                       ------------
Utilities - 1.17%
#Allegheny Energy Supply Statutory Trust 2001 144A 13.00% 11/15/07                                         5,000              5,875
Avista 9.75% 6/1/08                                                                                      278,000            319,442
Calpine 10.50% 5/15/06                                                                                    10,000              9,900
o#Calpine 144A 8.41% 7/15/07                                                                             443,250            398,925
Elwood Energy 8.159% 7/5/26                                                                              245,507            279,170
Midwest Generation
    8.30% 7/2/09                                                                                         170,000            181,900
    8.75% 5/1/34                                                                                         320,000            368,800
+Mirant Americas Generation 7.625% 5/1/06                                                                315,000            359,888
#NRG Energy 144A 8.00% 12/15/13                                                                          613,000            680,429
Orion Power Holdings 12.00% 5/1/10                                                                        15,000             18,825
PSE&G Energy Holdings 7.75% 4/16/07                                                                      259,000            273,893
Reliant Energy 9.50% 7/15/13                                                                             190,000            214,700
#Texas Genco 144A 6.875% 12/15/14                                                                        245,000            262,763
                                                                                                                       ------------
                                                                                                                          3,374,510
                                                                                                                       ------------
TOTAL CORPORATE BONDS (COST $73,861,207)                                                                                 75,071,118
                                                                                                                       ============

CONVERTIBLE BONDS- 4.93%
Banking, Finance & Insurance - 0.37%
PMI Group 2.50% 7/15/21                                                                                1,000,000          1,066,250
                                                                                                                       ------------
                                                                                                                          1,066,250
                                                                                                                       ------------
Cable, Media & Publishing - 0.91%
Liberty Media 3.25% 3/15/31                                                                            1,500,000          1,359,375
Mediacom Communications 5.25% 7/1/06                                                                   1,000,000            990,000
Quebecor World USA 6.00% 10/1/07                                                                         300,000            307,875
                                                                                                                       ------------
                                                                                                                          2,657,250
                                                                                                                       ------------
Computers & Technology - 0.88%
Fairchild Semiconductor International 5.00% 11/1/08                                                      850,000            860,625
^#ON Semiconductor 144A 0.28% 4/15/24                                                                  1,500,000          1,170,000
#Sybase Convertible 144A 1.75% 2/22/25                                                                   500,000            505,000
                                                                                                                       ------------
                                                                                                                          2,535,625
                                                                                                                       ------------
Consumer Services - 0.21%
Fluor 1.50% 2/15/24                                                                                      500,000            610,000
                                                                                                                       ------------
                                                                                                                            610,000
                                                                                                                       ------------
Electronics & Electrical Equipment - 0.08%
Solectron Convertible 0.50% 2/15/34                                                                      275,000            227,906
                                                                                                                       ------------
                                                                                                                            227,906
                                                                                                                       ------------
Energy - 0.38%
Halliburton 3.125% 7/15/23                                                                               850,000          1,107,125
                                                                                                                       ------------
                                                                                                                          1,107,125
                                                                                                                       ------------

Healthcare & Pharmaceuticals - 1.01%
Medimmune 1.00% 7/15/23                                                                                1,750,000          1,677,812
oWyeth 2.39% 1/15/24                                                                                   1,250,000          1,264,063
                                                                                                                       ------------
                                                                                                                          2,941,875
                                                                                                                       ------------
Industrial Machinery - 0.17%
#Human Genome 144A 2.25% 10/15/11                                                                        500,000            495,000
                                                                                                                       ------------
                                                                                                                            495,000
                                                                                                                       ------------
Leisure, Lodging & Entertainment - 0.16%
#Regal Entertainment 144A 3.75% 5/15/08                                                                  350,000            455,000
                                                                                                                       ------------
                                                                                                                            455,000
                                                                                                                       ------------
Real Estate - 0.26%
Meristar Hospitality 9.50% 4/1/10                                                                        600,000            764,250
                                                                                                                       ------------
                                                                                                                            764,250
                                                                                                                       ------------
Retail - 0.32%
#Saks 144A 2.00% 3/15/24                                                                                 925,000            913,438
                                                                                                                       ------------
                                                                                                                            913,438
                                                                                                                       ------------
Utilities - 0.18%
CenterPoint Energy 3.75% 5/15/23                                                                         400,000            458,000
#Unisource Energy 144A 4.50% 3/1/35                                                                       50,000             51,625
                                                                                                                       ------------
                                                                                                                            509,625
                                                                                                                       ------------
TOTAL CONVERTIBLE BONDS (COST $14,271,535)                                                                               14,283,344
                                                                                                                       ============
                                                                                                       NUMBER OF
                                                                                                        SHARES
CONVERTIBLE PREFERRED STOCK- 2.51%
Automobiles & Automotive Parts - 0.56%
Ford Motor Capital Trust II 6.50%                                                                         20,000            993,999
General Motors 5.25%                                                                                      30,000            631,800
                                                                                                                       ------------
                                                                                                                          1,625,799
                                                                                                                       ------------
Banking, Finance & Insurance - 0.32%
Chubb 7.00%                                                                                               20,000            595,800
Lehman Brothers Holdings 6.25%                                                                            11,250            317,813
                                                                                                                       ------------
                                                                                                                            913,613
                                                                                                                       ------------
Cable, Media & Publishing - 0.43%
Interpublic Group 5.375%                                                                                  25,800          1,230,660
                                                                                                                       ------------
                                                                                                                          1,230,660
                                                                                                                       ------------
Chemicals - 0.08%
Huntsman 5.00%                                                                                             3,900            229,203
                                                                                                                       ------------
                                                                                                                            229,203
                                                                                                                       ------------
Food, Beverage & Tobacco - 0.26%
Constellation Brands 5.75%                                                                                18,200            757,666
                                                                                                                       ------------
                                                                                                                            757,666
                                                                                                                       ------------
Paper & Forest Products - 0.15%
Temple-Inland 7.50%                                                                                        7,000            448,000
                                                                                                                       ------------
                                                                                                                            448,000
                                                                                                                       ------------
Telecommunications - 0.37%
Lucent Technologies Capital Trust I 7.75%                                                                  1,000          1,071,125
                                                                                                                       ------------
                                                                                                                          1,071,125
                                                                                                                       ------------
Utilities - 0.34%
Aquila 6.75%                                                                                               4,000            131,500
#NRG Energy 144A 4.00%                                                                                       750            854,063
                                                                                                                       ------------
                                                                                                                            985,563
                                                                                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $7,380,132)                                                                       7,261,629
                                                                                                                       ============
PREFERRED STOCK- 1.30%
Energy - 0.10%
Chesapeake Energy 5.00%                                                                                    2,000            288,500
                                                                                                                       ------------
                                                                                                                            288,500
                                                                                                                       ------------
Leisure, Lodging & Entertainment - 0.22%
WestCoast Hospitality 9.50%                                                                               24,000            640,800
                                                                                                                       ------------
                                                                                                                            640,800
                                                                                                                       ------------
Paper & Forest Products - 0.05%
Alamosa 7.50%                                                                                                150            143,475
                                                                                                                       ------------
                                                                                                                            143,475
                                                                                                                       ------------
Real Estate - 0.87%
Equity Inns Series B 8.75%                                                                                18,300            484,950
LaSalle Hotel Properties 10.25%                                                                           36,500          1,009,225
Ramco-Gershenson Properties 9.50%                                                                         15,700            442,034
SL Green Realty 7.625%                                                                                    23,000            589,375
                                                                                                                       ------------
                                                                                                                          2,525,584
                                                                                                                       ------------

Utilities - 0.06%
Public Service Enterprise Group 10.25%                                                                     2,400            165,840
                                                                                                                       ------------
                                                                                                                            165,840
                                                                                                                       ------------
TOTAL PREFERRED STOCK (COST $3,572,622)                                                                                   3,764,199
                                                                                                                       ============

EXCHANGE TRADED FUNDS- 0.59%
iShares Dow Jones U.S. Real Estate Index Fund                                                             14,600          1,698,710
                                                                                                                       ------------
TOTAL EXCHANGE TRADED FUNDS (COST $1,550,582)                                                                             1,698,710
                                                                                                                       ============

WARRANTS- 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                                  12                  0
                                                                                                                       ------------
TOTAL WARRANTS (COST $1,021)                                                                                                      0
                                                                                                                       ------------
                                                                                                       PRINCIPAL
                                                                                                    AMOUNT (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.17%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                  $450,000            493,044
                                                                                                                       ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $501,715)                                                                 493,044
                                                                                                                       ============

MUNICIPAL BONDS- 0.00%
New Jersey Economic Development Authority Special Facility Revenue
 (Continental Airlines Project) 6.25% 9/15/29 (AMT)                                                        5,000              3,980
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $4,000)                                                                                           3,980
                                                                                                                       ============

SOVEREIGN DEBT - 0.00%
Colombian Government International Bond 10.375% 1/28/33                                                    5,000              5,713
                                                                                                                       ------------
TOTAL SOVEREIGN DEBT (COST $5,588)                                                                                            5,713
                                                                                                                       ============

REPURCHASE AGREEMENTS- 7.22%
With BNP Paribas 2.59% 3/1/05
(dated 2/28/05, to be repurchased at $11,529,829,
collateralized by $10,952,000 U.S. Treasury
Bills due 4/28/05, market value $10,906,913,
$622,000 U.S. Treasury Bills due 5/26/05,
market value $618,158, and $238,000
U.S. Treasury Bills due 6/16/05, market
value $235,723)                                                                                        11,529,000        11,529,000

With UBS Warburg 2.58% 3/1/05
(dated 2/28/05, to be repurchased at $9,363,671,
collateralized by $9,569,000 U.S. Treasury Bills
due 3/24/05, market value $9,554,702)                                                                   9,363,000         9,363,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $20,892,000)                                                                           20,892,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 99.68%
   (cost $276,945,137)                                                                                                  288,620,268
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.32%                                                         932,269
                                                                                                                       ============
NET ASSETS APPLICABLE TO 25,904,555 SHARES OUTSTANDING - 100.00%                                                       $289,552,537
                                                                                                                       ============

+Non-income producing security for the period ended February 28, 2005.
#Security exempt from registration under rule 144A of the Security Act of 1933.
 See Note #3 in "Notes."
^Zero coupon bond. The interest rate shown is the yield at the time of purchase. *Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
oVariable Rate Notes. The interest rate shown is the rate as of February 28,
 2005.
+Non-income producing security.  Security is currently in default.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
AMT - Subject to Alternative Minimum Tax
REIT - Real Estate Investment Trust
-------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Equity Funds V - Delaware Dividend Income Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments              $276,966,010
                                           ------------
Aggregate unrealized appreciation            16,458,027
Aggregate unrealized depreciation            (4,803,769)
                                           ------------
Net unrealized appreciation                $ 11,654,258
                                           ------------

3. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, 144A securities represented approximately 10.58% of total assets. 144A securities comprising 0.00% of total assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Fund invests a portion of its assets in high-yield fixed-income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Small Cap Core Fund
February 28, 2005

                                                                                                       NUMBER OF           MARKET
                                                                                                        SHARES              VALUE
COMMON STOCK- 98.57%
Basic Materials - 7.30%
Aceto                                                                                                      1,500         $   13,425
+AK Steel Holding                                                                                          1,400             24,570
Ameron International                                                                                         300             10,536
+ATMI                                                                                                        400             10,888
+Century Aluminum                                                                                            600             19,506
Chesapeake                                                                                                   500             10,725
Crompton                                                                                                   2,500             34,250
Cytec Industries                                                                                             400             20,212
Ferro                                                                                                        600             11,742
+FMC                                                                                                         600             29,616
+Maverick Tube                                                                                               700             24,892
+NewMarket                                                                                                   500              9,505
+NS Group                                                                                                    800             27,368
Octel                                                                                                        400              7,788
+PolyOne                                                                                                   3,100             28,210
+USG                                                                                                         900             28,431
Wausau-Mosinee Paper                                                                                       1,400             21,112
Worthington Industries                                                                                       900             18,855
                                                                                                                         ----------
                                                                                                                            351,631
                                                                                                                         ----------
Business Services - 5.00%
Administaff                                                                                                1,400             18,760
Clark                                                                                                        800             13,976
Gevity HR                                                                                                    600             10,896
Harland (John H.)                                                                                            500             18,350
Healthcare Services Group                                                                                    800             18,392
+ITT Educational Services                                                                                    200              9,738
+Labor Ready                                                                                               1,500             28,170
Mcgrath Rentcorp                                                                                             400             17,244
+NCO Group                                                                                                   700             14,077
+Sourcecorp                                                                                                  700             14,616
Unifirst                                                                                                     500             20,290
+United Stationers                                                                                           500             21,990
+Universal Technical Institute                                                                               300             10,689
+West                                                                                                        700             23,597
                                                                                                                         ----------
                                                                                                                            240,785
                                                                                                                         ----------
Capital Goods - 8.72%
Acuity Brands                                                                                                900             24,885
+AGCO                                                                                                      1,200             23,364
Applied Industrial Technologies                                                                              450             12,744
+Aviall                                                                                                      600             16,800
Barnes Group                                                                                                 500             13,340
Briggs & Stratton                                                                                            400             15,768
+DRS Technologies                                                                                            500             20,655
+Flowserve                                                                                                   500             12,495
+Genlyte Group                                                                                               400             35,928
+Griffon                                                                                                     500             11,500
Hughes Supply                                                                                                400             12,260
+Kadant                                                                                                      500             10,025
Lawson Products                                                                                              500             23,270
Lincoln Electric Holdings                                                                                    500             15,800
NN                                                                                                         1,100             11,858
+Orbital Sciences                                                                                          1,700             17,799
Oshkosh Truck                                                                                                200             14,930
+Rofin-Sinar Technologies                                                                                    400             14,660
Technitrol                                                                                                   600             10,650
Tecumseh Products Class A                                                                                    300             12,315
+Terex                                                                                                       800             36,160
Toro                                                                                                         300             26,013
Watsco                                                                                                       700             26,712
                                                                                                                         ----------
                                                                                                                            419,931
                                                                                                                         ----------
Consumer Discretionary - 6.31%
+Aeropostale                                                                                                 800             25,520
+AnnTaylor Stores                                                                                            800             17,728
+Brookstone                                                                                                  900             13,158
+Charming Shoppes                                                                                          1,800             13,878
+Conn's                                                                                                    1,100             18,711
+CSK Auto                                                                                                    700             11,130
+Electronics Boutique Holdings                                                                               500             18,915
Finish Line Class A                                                                                        1,400             28,644
+GameStop                                                                                                  1,300             25,233
Goody's Family Clothing                                                                                    1,300             12,207
+Guitar Center                                                                                               400             24,232
+JOS A Bank Clothiers                                                                                        600             16,284
Kellwood                                                                                                     400             11,468
+Pacific Sunwear Of California                                                                               900             23,184
+Party City                                                                                                  900             11,205
Stride Rite                                                                                                1,300             16,900
Yankee Candle                                                                                                500             15,480
                                                                                                                         ----------
                                                                                                                            303,877
                                                                                                                         ----------

Consumer Services - 2.66%
+Argosy Gaming                                                                                               500             23,085
+CKE Restaurants                                                                                           1,400             21,616
+ExpressJet Holdings                                                                                       1,500             16,800
Ihop                                                                                                         600             28,248
Lone Star Steakhouse & Saloon                                                                                600             15,960
+Papa John's International                                                                                   300             10,317
+Penn National Gaming                                                                                        200             12,072
                                                                                                                         ----------
                                                                                                                            128,098
                                                                                                                         ----------
Consumer Staples - 2.16%
Chiquita Brands International                                                                                600             13,692
Lancaster Colony                                                                                             300             12,783
Longs Drug Stores                                                                                            400             10,892
Nu Skin Enterprises Class A                                                                                  800             17,864
Ralcorp Holdings                                                                                             500             23,275
Sanderson Farms                                                                                              400             17,948
+Smart & Final                                                                                               600              7,800
                                                                                                                         ----------
                                                                                                                            104,254
                                                                                                                         ----------
Credit Cyclicals - 3.75%
ArvinMeritor                                                                                                 700             11,802
Beazer Homes USA                                                                                             200             34,384
+Jacuzzi Brands                                                                                            2,300             23,690
M/I Homes                                                                                                    400             22,520
+Meritage                                                                                                    400             29,292
Monaco Coach                                                                                               1,000             17,910
Standard-Pacific                                                                                             200             16,000
Thor Industries                                                                                              700             24,920
                                                                                                                         ----------
                                                                                                                            180,518
                                                                                                                         ----------
Energy - 5.92%
+Forest Oil                                                                                                  900             36,000
Holly                                                                                                      1,000             37,700
Magellan Midstream Partners                                                                                  200             12,130
+Meridian Resource                                                                                         4,500             27,540
+Oceaneering International                                                                                   600             23,940
+Offshore Logistics                                                                                          600             19,746
+Oil States International                                                                                  1,300             27,352
+Stone Energy                                                                                                300             15,069
+Universal Compression Holdings                                                                              600             22,800
+Veritas Dgc                                                                                                 900             24,408
+W-H Energy Services                                                                                         800             21,120
World Fuel Services                                                                                          600             17,190
                                                                                                                         ----------
                                                                                                                            284,995
                                                                                                                         ----------
Finance - 15.60%
+Affiliated Managers Group                                                                                   500             32,380
American Home Mortgage Investment                                                                            700             21,805
AmerUs Group                                                                                                 500             24,065
Bancfirst                                                                                                    200             14,098
City Holding                                                                                                 500             15,565
Commercial Capital Bancorp                                                                                 1,300             28,080
+CompuCredit                                                                                               1,100             32,912
Delphi Financial Group Class A                                                                               500             22,290
Dime Community Bancshares                                                                                  1,000             15,610
FBL Financial Group Class A                                                                                  700             19,145
Financial Federal                                                                                            700             23,856
First Place Financial Ohio                                                                                   900             17,919
+FirstFed Financial                                                                                          300             15,330
Flagstar Bancorp                                                                                           1,100             22,605
Frontier Financial                                                                                           700             27,377
Greater Bay Bancorp                                                                                        1,200             30,396
Independent Bank Corp - Michigan                                                                             600             18,168
Kansas City Life Insurance                                                                                   300             14,325
MainSource Financial Group                                                                                   840             18,446
Merchants Bancshares                                                                                         700             18,578
+Metris                                                                                                    1,600             18,816
MFA Mortgage Investments                                                                                   1,500             12,675
+Molina Healthcare                                                                                           400             17,952
PFF Bancorp                                                                                                  600             25,260
+Piper Jaffray                                                                                               500             19,775
Presidential Life                                                                                            800             12,408
Republic Bancorp                                                                                           1,680             24,444
RLI                                                                                                          600             25,980
+Sierra Health Services                                                                                      400             24,624
Sterling Bancshares                                                                                        1,600             23,344
TierOne                                                                                                    1,000             24,810
+Triad Guaranty                                                                                              200             10,506
Trustmark                                                                                                  1,000             27,520
+United America Indemnity                                                                                    775             14,144
Vesta Insurance Group                                                                                      2,700              9,180
West Coast Bancorp Oregon                                                                                  1,100             27,060
                                                                                                                         ----------
                                                                                                                            751,448
                                                                                                                         ----------

Healthcare - 12.56%
+Abgenix                                                                                                     600              4,956
+Adolor                                                                                                    1,100              9,680
+Albany Molecular Research                                                                                   800              7,840
+Alkermes                                                                                                    800              9,344
Alpharma Class A                                                                                             900             11,808
+American Healthways                                                                                         600             20,388
+Applera Corp-Celera Genomics                                                                              1,400             15,554
+Apria Healthcare Group                                                                                      600             19,476
Arrow International                                                                                          600             20,244
+Bio-Rad Laboratories Class A                                                                                300             14,673
+Candela                                                                                                   2,300             22,195
+CuraGen                                                                                                   2,100             11,613
+Digene                                                                                                      200              4,806
+Enzo Biochem                                                                                                600              9,762
+First Horizon Pharmaceutical                                                                              1,400             23,016
+Gen-Probe                                                                                                   400             20,364
+Geron                                                                                                     1,200              8,388
+Immunogen                                                                                                 2,200             12,936
+Kensey Nash                                                                                                 600             19,434
+Kos Pharmaceuticals                                                                                         400             13,296
+LifePoint Hospitals                                                                                         500             20,025
+Ligand Pharmaceuticals Class B                                                                              700              6,860
+Medarex                                                                                                   1,300             10,998
Mentor                                                                                                       500             17,310
+Noven Pharmaceuticals                                                                                     1,000             16,520
Owens & Minor                                                                                                700             19,537
PolyMedica                                                                                                   500             17,215
+Priority Healthcare Class B                                                                                 800             18,304
+Res-Care                                                                                                  1,800             24,642
+Serologicals                                                                                                900             21,753
+Stewart Enterprises                                                                                       1,300              8,242
+Sybron Dental Specialties                                                                                   700             25,004
+Techne                                                                                                      400             13,636
+Telik                                                                                                     1,200             22,656
+United Therapeutics                                                                                         700             31,801
Vital Signs                                                                                                  300             12,324
West Pharmaceutical Services                                                                               1,000             25,700
+Wright Medical Group                                                                                        500             12,745
                                                                                                                         ----------
                                                                                                                            605,045
                                                                                                                         ----------
Media - 2.54%
+4Kids Entertainment                                                                                       1,000             19,540
infoUSA                                                                                                    1,500             15,510
Journal Communications Class A                                                                             1,000             16,480
+Lin TV Class A                                                                                              900             15,867
Media General Class A                                                                                        200             12,798
+Mediacom Communications                                                                                   2,600             14,326
+Scholastic                                                                                                  500             17,740
Sinclair Broadcasting Group                                                                                1,300             10,010
                                                                                                                         ----------
                                                                                                                            122,271
                                                                                                                         ----------
Real Estate - 4.80%
Brandywine Realty Trust                                                                                      600             17,754
Equity Inns                                                                                                1,800             20,106
First Industrial Realty Trust                                                                                500             20,795
Glimcher Realty Trust                                                                                        700             18,004
Home Properties                                                                                              400             16,172
HRPT Properties Trust                                                                                      1,200             15,216
Maguire Properties                                                                                           600             15,690
National Health Investors                                                                                    800             20,784
Nationwide Health Properties                                                                                 900             18,621
Prentiss Properties Trust                                                                                    600             21,054
Senior Housing Properties Trust                                                                              800             14,336
Shurgard Storage Centers Class A                                                                             400             15,896
SL Green Realty                                                                                              300             16,914
                                                                                                                         ----------
                                                                                                                            231,342
                                                                                                                         ----------

Technology - 16.62%
+AMIS Holdings                                                                                             1,200             13,500
+Artesyn Technologies                                                                                      1,600             16,576
+Ask Jeeves                                                                                                  400              9,144
+Aspect Communications                                                                                     1,200             13,080
+Aspen Technology                                                                                          3,200             16,960
+Avid Technology                                                                                             300             20,070
+Axcelis Technologies                                                                                      2,700             23,220
+Blackboard                                                                                                1,200             20,400
+CACI International                                                                                          400             21,584
+Cymer                                                                                                       500             14,453
+Digital River                                                                                               500             15,065
+Digitas                                                                                                   1,400             13,860
+Dionex                                                                                                      400             23,024
+Ditech Communications                                                                                       400              5,024
+DSP Group                                                                                                   400             10,070
+Dycom Industries                                                                                            800             21,560
+Earthlink                                                                                                 2,000             17,460
+EMS Technologies                                                                                            400              6,044
FactSet Research Systems                                                                                     600             19,794
+FileNet                                                                                                     600             14,052
+Internet Security Systems                                                                                   900             18,072
+iPayment                                                                                                    400             17,216
+j2 Global Communications                                                                                    500             19,155
+Kemet                                                                                                     1,200              9,804
+Kulicke & Soffa Industries                                                                                1,900             12,312
+Mercury Computer Systems                                                                                    600             17,658
+Micrel                                                                                                    1,000              9,430
+MTC Technologies                                                                                            500             15,995
+Multi-Fineline Electronix                                                                                   700             15,750
+Netgear                                                                                                   1,300             17,810
+Omnivision Technologies                                                                                     600             12,126
+Photronics                                                                                                1,100             20,438
+Pixelworks                                                                                                  900              8,568
Plantronics                                                                                                  400             14,576
+Progress Software                                                                                           900             20,835
Quality Systems                                                                                              200             16,100
+Radisys                                                                                                     700             10,661
+RF Micro Devices                                                                                          1,500              8,250
+RSA Security                                                                                              1,200             19,608
+SI International                                                                                            600             15,258
+Sigmatel                                                                                                    600             25,014
+Silicon Image                                                                                             1,900             21,888
+Skyworks Solutions                                                                                        2,700             19,602
+Stoneridge                                                                                                  600              7,242
+Take-Two Interactive Software                                                                               700             25,669
+United Online                                                                                               900              9,765
+Universal Electronics                                                                                       800             13,616
+Varian Semiconductor Equipment Associates                                                                   400             15,936
+Viasat                                                                                                      900             17,892
+WebEx Communications                                                                                        800             18,696
+Wind River Systems                                                                                          800             10,768
                                                                                                                         ----------
                                                                                                                            800,650
                                                                                                                         ----------
Transportation - 2.16%
Arkansas Best                                                                                                400             17,288
+HUB Group                                                                                                   500             29,075
Overnite                                                                                                     800             27,176
+Pacer International                                                                                       1,200             30,540
                                                                                                                         ----------
                                                                                                                            104,079
                                                                                                                         ----------
Utilities - 2.47%
Black Hills                                                                                                  500             15,850
Cascade Natural Gas                                                                                          700             14,385
Cleco                                                                                                        700             14,203
Great Plains Energy                                                                                          400             12,396
Middlesex Water                                                                                              500              8,955
Otter Tail                                                                                                   500             12,640
UGI                                                                                                          600             26,850
Westar Energy                                                                                                600             13,788
                                                                                                                         ----------
                                                                                                                            119,067
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $4,351,091)                                                                                      4,747,991
                                                                                                                         ==========



                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
REPURCHASE AGREEMENTS - 1.31%
With BNP Paribas 2.59% 3/1/05
(dated 2/28/05, to be repurchased at $34,769,
collateralized by $33,025 U.S. Treasury
Bills due 4/28/05, market value $32,890,
$1,876 U.S. Treasury Bills due 5/26/05,
market value $1,864, and $717
U.S. Treasury Bills due 6/16/05, market
value $711)                                                                                              34,766              34,766

With UBS Warburg 2.58% 3/1/05
(dated 2/28/05, to be repurchased at $28,236,
collateralized by $28,856 U.S. Treasury Bills
due 3/24/05, market value $28,812)                                                                       28,234              28,234
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (COST $63,000)                                                                                   63,000
                                                                                                                         ==========
TOTAL MARKET VALUE OF SECURITIES - 99.88%
   (cost $4,414,091)                                                                                                      4,810,991
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.12%                                                           5,703
                                                                                                                         ----------
NET ASSETS APPLICABLE TO 458,515 SHARES OUTSTANDING - 100.00%                                                            $4,816,694
                                                                                                                         ==========

+Non-income producing security for the period ended February 28, 2005.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by The Delaware Group Equity Funds V - The Delaware Small Cap Core Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $4,415,782
                                            ----------
Aggregate unrealized appreciation              548,927
Aggregate unrealized depreciation             (153,718)
                                            ----------
Net unrealized appreciation                 $  395,209
                                            ==========

3. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, there were no 144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Small Cap Value Fund
February 28, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK- 93.79%
Basic Industries - 13.94%
*Arch Coal                                                                                               143,500         $6,398,665
Crane                                                                                                    124,900          3,722,020
+Crown Holdings                                                                                          303,700          4,995,865
*Federal Signal                                                                                           75,800          1,193,092
*Fuller (H.B.)                                                                                           117,100          3,119,544
+Griffon                                                                                                 247,060          5,682,380
Louisiana-Pacific                                                                                        150,400          3,951,008
*MacDermid                                                                                               159,100          5,345,760
*+Meridian Gold                                                                                          218,500          4,227,975
+Pactiv                                                                                                  165,600          3,744,216
+PolyOne                                                                                                 391,000          3,558,100
*Smith (A.O.)                                                                                             57,400          1,508,472
Spartech                                                                                                 155,700          3,420,729
St. Joe                                                                                                   68,100          4,947,465
Texas Industries                                                                                         104,400          6,963,480
*Wausau-Mosinee Paper                                                                                    157,100          2,369,068
Westlake Chemical                                                                                        147,200          5,104,896
                                                                                                                         ----------
                                                                                                                         70,252,735
                                                                                                                         ----------
Business Services - 1.92%
Brink's                                                                                                  165,400          5,732,764
*+United Stationers                                                                                       90,200          3,966,996
                                                                                                                         ----------
                                                                                                                          9,699,760
                                                                                                                         ----------
Capital Spending - 7.59%
*+Casella Waste Systems                                                                                  295,100          4,411,745
*Gibraltar Industries                                                                                    202,150          4,987,041
Harsco                                                                                                    90,300          5,274,423
*+Insituform Technologies Class A                                                                        107,600          1,706,536
+Jacobs Engineering Group                                                                                 64,900          3,633,102
*Kaydon                                                                                                  154,100          4,838,740
*Mueller Industries                                                                                       77,900          2,452,292
Wabtec                                                                                                   263,000          4,841,830
*Walter Industries                                                                                       158,800          6,093,156
                                                                                                                         ----------
                                                                                                                         38,238,865
                                                                                                                         ----------
Consumer Cyclical - 2.63%
*Furniture Brands International                                                                          113,500          2,636,605
*KB Home                                                                                                  61,600          7,687,680
*+WCI Communities                                                                                         84,500          2,932,150
                                                                                                                         ----------
                                                                                                                         13,256,435
                                                                                                                         ----------

Consumer Services - 13.44%
+AnnTaylor Stores                                                                                        185,000          4,099,600
Belo Class A                                                                                              84,600          1,996,560
*+Carter's                                                                                                45,300          1,802,940
*Cato Class A                                                                                            214,500          6,379,229
*+Department 56                                                                                           93,600          1,546,272
+Electronics Boutique Holdings                                                                           127,600          4,827,108
*+Jo-Ann Stores                                                                                           84,385          2,536,613
*K-Swiss                                                                                                 176,700          5,477,700
Kellwood                                                                                                 139,300          3,993,731
*Oakley                                                                                                  170,900          2,296,896
*Phillips-Van Heusen                                                                                      87,500          2,426,375
Pier 1 Imports                                                                                           252,800          4,613,600
Reebok International                                                                                      82,400          3,638,784
*+Shopko Stores                                                                                          156,000          2,731,560
*+Sports Authority                                                                                       105,436          2,582,128
*+Take-Two Interactive Software                                                                           93,600          3,432,312
*Thor Industries                                                                                         135,700          4,830,920
Wolverine World Wide                                                                                     199,050          4,428,863
+Zale                                                                                                    136,300          4,054,925
                                                                                                                        -----------
                                                                                                                         67,696,116
                                                                                                                        -----------
Consumer Staples - 3.40%
American Greetings Class A                                                                               190,800          4,699,404
Bunge Limited                                                                                             65,700          3,594,447
+Central European Distribution                                                                            44,100          1,698,732
+Constellation Brands                                                                                    133,400          7,140,902
                                                                                                                        -----------
                                                                                                                         17,133,485
                                                                                                                        -----------
Energy - 8.95%
+Alpha Natural Resources                                                                                 129,900          3,377,400
*+Energy Partners                                                                                        298,000          7,703,300
*+Grey Wolf                                                                                              710,700          4,612,443
+Newfield Exploration                                                                                     99,800          7,410,150
*+Newpark Resources                                                                                      636,500          4,067,235
Southwest Gas                                                                                            150,300          3,769,524
+W-H Energy Services                                                                                     223,500          5,900,400
*+Whiting Petroleum                                                                                      194,600          8,231,580
                                                                                                                        -----------
                                                                                                                         45,072,032
                                                                                                                        -----------
Financial Services - 12.83%
*AmerUs Group                                                                                            126,300          6,078,819
Berkley (W.R.)                                                                                           129,400          6,645,984
*Boston Private Financial Holdings                                                                       194,200          5,243,400
Colonial BancGroup                                                                                       309,600          6,306,552
*Commercial Federal                                                                                      145,500          3,976,515
Compass Bancshares                                                                                        63,500          2,883,535
*First Republic Bank                                                                                     104,600          5,554,260
*Greater Bay Bancorp                                                                                     188,900          4,784,837
*Harleysville Group                                                                                      117,400          2,486,532
*MAF Bancorp                                                                                             101,000          4,402,590
Platinum Underwriters Holdings                                                                           143,800          4,457,800
*Provident Bankshares                                                                                    155,000          5,178,550
*Republic Bancorp                                                                                        233,675          3,399,971
+Sterling Financial                                                                                       85,483          3,258,612
                                                                                                                        -----------
                                                                                                                         64,657,957
                                                                                                                        -----------
Healthcare - 6.04%
*+Alderwoods Group                                                                                       329,700          4,038,825
Arrow International                                                                                       87,600          2,955,624
*+Genesis HealthCare                                                                                      82,600          3,401,468
*+Kindred Healthcare                                                                                     134,400          4,394,880
*Owens & Minor                                                                                           167,000          4,660,970
+Pediatrix Medical Group                                                                                  65,500          4,488,715
*+RehabCare Group                                                                                        106,600          3,059,420
Service International                                                                                    452,400          3,411,096
                                                                                                                        -----------
                                                                                                                         30,410,998
                                                                                                                        -----------
Real Estate - 3.79%
Ashford Hospitality Trust                                                                                184,600          1,866,306
Camden Property Trust                                                                                    102,200          4,742,080
+Education Realty Trust                                                                                  116,300          1,965,470
Highland Hospitality                                                                                     264,600          2,685,690
Prentiss Properties Trust                                                                                115,900          4,066,931
Reckson Associates Realty                                                                                123,000          3,757,650
                                                                                                                        -----------
                                                                                                                         19,084,127
                                                                                                                        -----------

Technology - 12.54%
*+Bell Microproducts                                                                                     328,000          2,929,040
+Checkpoint Systems                                                                                      205,200          3,424,788
+Datastream Systems                                                                                      330,100          2,211,670
*+Entegris                                                                                               354,100          3,420,606
+Fairpoint Communications                                                                                156,400          2,721,360
*+Herley Industries                                                                                      142,900          2,585,061
+Insight Enterprises                                                                                     192,800          3,431,840
+International Rectifier                                                                                  98,500          4,334,000
+Netgear                                                                                                 356,000          4,877,200
+Overland Storage                                                                                        208,700          3,088,760
*+Plexus                                                                                                 209,600          2,221,760
*QAD                                                                                                     205,300          1,605,446
+Storage Technology                                                                                      171,100          5,440,980
Symbol Technologies                                                                                      247,000          4,379,310
*+SYNNEX                                                                                                 164,100          3,705,378
+Tech Data                                                                                                76,100          3,119,339
*Technitrol                                                                                              243,400          4,320,350
United Defense Industries                                                                                 97,700          5,346,144
                                                                                                                        -----------
                                                                                                                         63,163,032
                                                                                                                        -----------
Transportation - 4.07%
Alexander & Baldwin                                                                                      157,700          7,159,580
*+Continental Airlines Class B                                                                           134,800          1,443,708
+Kirby                                                                                                   106,800          4,725,900
+SCS Transportation                                                                                       74,600          1,652,390
*SkyWest                                                                                                  93,800          1,601,166
*+Yellow Roadway                                                                                          68,000          3,927,000
                                                                                                                        -----------
                                                                                                                         20,509,744
                                                                                                                        -----------
Utilities - 2.65%
Black Hills                                                                                               51,300          1,626,210
*+El Paso Electric                                                                                       185,700          3,708,429
*Otter Tail                                                                                              138,400          3,498,752
*PNM Resources                                                                                           172,500          4,526,400
                                                                                                                        -----------
                                                                                                                         13,359,791
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $327,573,764)                                                                                  472,535,077
                                                                                                                        ===========

EXCHANGE TRADED FUNDS- 1.41%
*iShares Russell 2000 Value Index Fund                                                                    37,400          7,085,804
                                                                                                                        -----------
TOTAL EXCHANGE TRADED FUNDS (COST $5,201,284)                                                                             7,085,804
                                                                                                                        ===========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 4.66%
With BNP Paribas 2.59% 3/1/05
(dated 2/28/05, to be repurchased at $12,968,933,
collateralized by $12,319,000 U.S. Treasury
Bills due 4/28/05, market value $12,268,450,
$700,000 U.S. Treasury Bills due 5/26/05,
market value $695,325, and $267,000
U.S. Treasury Bills due 6/16/05, market
value $265,149)                                                                                      $12,968,000         12,968,000

With UBS Warburg 2.58% 3/1/05
(dated 2/28/05, to be repurchased at $10,532,755,
collateralized by $10,764,000 U.S. Treasury Bills
due 3/24/05, market value $10,747,440)                                                                10,532,000         10,532,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $23,500,000)                                                                           23,500,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.86%
   (COST $356,275,048)                                                                                                  503,120,881
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL - 19.60%**
SHORT-TERM INVESTMENTS
Abbey National 2.64% 1/13/06                                                                            2,417,721        2,419,200
ABN AMRO Amsterdam 2.55% 3/22/05                                                                        3,258,816        3,258,781
Bank of Nova Scotia 2.69% 3/29/05                                                                         977,602          977,568
Bank of the West 2.57% 3/2/06                                                                           3,259,290        3,258,781
Barclays London 2.54% 3/10/05                                                                           3,283,743        3,283,306
Barclays New York 2.62% 6/1/05                                                                            325,791          325,772
Bayerische Landesbank 2.61% 3/31/06                                                                     3,257,728        3,258,781
Bear Stearns
   2.65% 1/17/06                                                                                          651,687          652,197
   2.68% 3/18/05                                                                                        2,934,091        2,934,764
Beta Finance 2.51% 3/21/05                                                                                714,840          713,845
Calyon 2.57% 4/19/05                                                                                    3,258,672        3,258,615
Citigroup Global Markets 2.70% 3/7/05                                                                   3,519,470        3,519,483
Credit Swiss First Boston New York 2.56% 12/29/05                                                         684,190          684,397
Fortis Bank 2.54% 3/22/05                                                                               3,258,827        3,258,781
Goldman Sachs 2.77% 2/28/06                                                                             3,583,942        3,584,659
IXIS Corporate & Investment Bank 2.55% 3/22/05                                                          3,258,816        3,258,781
Lehman Holdings 2.70% 12/23/05                                                                          3,259,065        3,262,675
Marshall & Ilsley Bank 2.51% 12/29/05                                                                   3,259,118        3,258,976
Merrill Lynch Mortgage Capital
   2.73% 4/5/05                                                                                           260,702          260,702
   2.73% 4/12/05                                                                                        3,258,781        3,258,781
Morgan Stanley
   2.65% 3/1/05                                                                                         8,658,219        8,658,219
   2.71% 3/10/05                                                                                        2,607,008        2,607,025
   2.71% 3/31/06                                                                                          650,635          651,756
   2.81% 2/28/06                                                                                          325,878          325,878
Nordea Bank New York 2.57% 5/13/05                                                                      3,258,712        3,258,557
Pfizer 2.55% 3/31/06                                                                                    3,128,430        3,128,430
Proctor & Gamble 2.42% 3/31/06                                                                          3,258,781        3,258,781
Rabobank, New York 2.63% 3/2/05                                                                         3,258,578        3,258,578
Royal Bank of Canada 2.61% 6/27/05                                                                      3,258,927        3,258,456
Sigma Finance 2.57% 9/30/05                                                                             3,063,318        3,062,747
Societe Generale London 2.43% 3/7/05                                                                      651,762          651,756
Societe Generale New York 2.56% 6/14/05                                                                 2,943,588        2,943,204
Sun Trust Bank 2.61% 8/5/05                                                                             1,629,598        1,629,216
UBS Securities 2.64% 3/1/05                                                                             6,517,562        6,517,561
Washington Mutual 2.60% 4/1/05                                                                          3,584,768        3,584,659
Wells Fargo 2.56% 3/31/06                                                                               3,258,956        3,258,781
                                                                                                                      ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $98,742,449)                                                                  98,742,449
                                                                                                                      ============
TOTAL MARKET VALUE OF SECURITIES - 119.46% (COST $455,017,497)                                                         601,863,330++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (19.60%)**                                                        (98,742,449)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.14%                                                        716,287
                                                                                                                      ============
NET ASSETS APPLICABLE TO 14,125,750 SHARES OUTSTANDING - 100.00%                                                      $503,837,168
                                                                                                                      ============

+  Non-income producing security for the period ended February 28, 2005.
*  Fully or partially on loan.
++ Includes $96,693,783 of securities loaned.
** See Note #3 in "Notes."

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by The Delaware Group Equity Funds V - The Delaware Small Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments            $356,296,412
                                         ------------
Aggregate unrealized appreciation         152,989,276
Aggregate unrealized depreciation          (6,164,807)
                                         ------------
Net unrealized appreciation              $146,824,469
                                         ============

3.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2005, the market value of the securities on loan was $96,693,783, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, there were no 144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS V


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 25, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 25, 2005


         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 25, 2005